American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
June 30, 2020

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.7%
Aerospace and Defense — 2.7%
BAE Systems plc	966,229	5,779,386
General Dynamics Corp.	52,557	7,855,169
Textron, Inc.	216,605	7,128,471
		20,763,026
Airlines — 0.9%
Southwest Airlines Co.	208,030	7,110,465
Auto Components — 1.4%
Aptiv plc	70,469	5,490,944
BorgWarner, Inc.	147,953	5,222,741
		10,713,685
Automobiles — 0.9%
Honda Motor Co. Ltd., ADR	241,105	6,162,644
Thor Industries, Inc.	9,091	968,464
		7,131,108
Banks — 3.5%
Commerce Bancshares, Inc.	163,110	9,700,152
M&T Bank Corp.	30,270	3,147,172
Truist Financial Corp.	194,731	7,312,149
Westamerica Bancorporation	115,153	6,612,085
		26,771,558
Building Products — 1.8%
Johnson Controls International plc	408,904	13,959,983
Capital Markets — 6.2%
Ameriprise Financial, Inc.	60,182	9,029,707
Bank of New York Mellon Corp. (The)	154,666	5,977,841
BlackRock, Inc.	3,209	1,745,985
Northern Trust Corp.	286,590	22,738,051
State Street Corp.	76,176	4,840,985
T. Rowe Price Group, Inc.	32,567	4,022,024
		48,354,593
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	155,941	12,794,959
Communications Equipment — 1.2%
F5 Networks, Inc.(1)	67,952	9,477,945
Containers and Packaging — 3.7%
Graphic Packaging Holding Co.	307,069	4,295,895
Packaging Corp. of America	93,736	9,354,853
Sonoco Products Co.	215,731	11,280,574
WestRock Co.	123,836	3,499,605
		28,430,927
Distributors — 1.3%
Genuine Parts Co.	111,989	9,738,563
Electric Utilities — 5.6%
Edison International	197,194	10,709,606
Evergy, Inc.	107,862	6,395,138
Eversource Energy	62,879	5,235,934
Pinnacle West Capital Corp.	168,695	12,363,657

Xcel Energy, Inc.	134,239	8,389,938
		43,094,273
Electrical Equipment — 6.5%
ABB Ltd.	274,547	6,171,146
Emerson Electric Co.	279,126	17,314,186
Hubbell, Inc.	115,048	14,422,417
nVent Electric plc	688,007	12,886,371
		50,794,120
Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	102,825	8,385,379
Energy Equipment and Services — 0.5%
Baker Hughes Co.	234,344	3,606,554
Equity Real Estate Investment Trusts (REITs) — 3.7%
MGM Growth Properties LLC, Class A	239,779	6,524,387
Piedmont Office Realty Trust, Inc., Class A	233,058	3,871,093
Welltower, Inc.	128,786	6,664,675
Weyerhaeuser Co.	502,443	11,284,870
		28,345,025
Food and Staples Retailing — 2.6%
Koninklijke Ahold Delhaize NV	437,780	11,921,317
Sysco Corp.	145,618	7,959,480
		19,880,797
Food Products — 5.4%
Conagra Brands, Inc.	334,236	11,755,080
J.M. Smucker Co. (The)	94,675	10,017,562
Kellogg Co.	115,957	7,660,119
Mondelez International, Inc., Class A	119,048	6,086,924
Orkla ASA	761,028	6,670,705
		42,190,390
Gas Utilities — 1.7%
Atmos Energy Corp.	55,612	5,537,843
Spire, Inc.	117,873	7,745,435
		13,283,278
Health Care Equipment and Supplies — 5.3%
Envista Holdings Corp.(1)	464,364	9,793,437
Hologic, Inc.(1)	92,032	5,245,824
Siemens Healthineers AG	65,758	3,149,273
Zimmer Biomet Holdings, Inc.	193,950	23,149,872
		41,338,406
Health Care Providers and Services — 6.9%
Cardinal Health, Inc.	182,325	9,515,542
Henry Schein, Inc.(1)	150,629	8,795,227
McKesson Corp.	72,069	11,056,826
Quest Diagnostics, Inc.	108,597	12,375,714
Universal Health Services, Inc., Class B	127,405	11,834,651
		53,577,960
Health Care Technology — 1.3%
Cerner Corp.	142,765	9,786,541
Hotels, Restaurants and Leisure — 1.0%
Sodexo SA	111,449	7,528,410
Household Products — 0.7%
Kimberly-Clark Corp.	41,001	5,795,491
Insurance — 5.3%
Aflac, Inc.	214,997	7,746,342

Arthur J. Gallagher & Co.	64,573	6,295,222
Brown & Brown, Inc.	36,985	1,507,508
Chubb Ltd.	138,906	17,588,278
ProAssurance Corp.	96,280	1,393,172
Reinsurance Group of America, Inc.	86,039	6,748,899
		41,279,421
Machinery — 3.9%
Cummins, Inc.	63,049	10,923,870
IMI plc	669,340	7,641,646
Lincoln Electric Holdings, Inc.	14,767	1,243,972
PACCAR, Inc.	135,871	10,169,944
		29,979,432
Media — 1.0%
Fox Corp., Class B	294,503	7,904,461
Multi-Utilities — 2.2%
Ameren Corp.	54,388	3,826,740
CMS Energy Corp.	49,676	2,902,072
NorthWestern Corp.	193,206	10,533,591
		17,262,403
Multiline Retail — 0.4%
Target Corp.	22,763	2,729,967
Oil, Gas and Consumable Fuels — 1.9%
Cimarex Energy Co.	92,665	2,547,361
ConocoPhillips	235,668	9,902,770
Noble Energy, Inc.	286,318	2,565,409
		15,015,540
Paper and Forest Products — 1.1%
Mondi plc	464,160	8,673,212
Road and Rail — 2.1%
Heartland Express, Inc.	361,493	7,526,284
Norfolk Southern Corp.	51,595	9,058,534
		16,584,818
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	216,797	13,105,378
Maxim Integrated Products, Inc.	165,498	10,030,834
Microchip Technology, Inc.	48,174	5,073,204
		28,209,416
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	80,696	11,495,145
Technology Hardware, Storage and Peripherals — 1.0%
HP, Inc.	466,139	8,124,803
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	607,978	6,693,838
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	130,677	9,514,592
Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	194,060	7,797,564
TOTAL COMMON STOCKS (Cost $651,233,452)		734,118,048
EXCHANGE-TRADED FUNDS — 2.9%
iShares Russell Mid-Cap Value ETF (Cost $19,881,468)	290,825	22,256,837

TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $6,931,159), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $6,798,042)		6,798,038
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $9,028,136), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $8,851,012)		8,851,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	60,818	60,818
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,709,856)		15,709,856
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $686,824,776)		772,084,741
OTHER ASSETS AND LIABILITIES — 0.4%		3,419,652
TOTAL NET ASSETS — 100.0%		$775,504,393

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	225,983	USD	165,766	Morgan Stanley	9/30/20	$720
USD	6,903,730	CAD	9,344,474	Morgan Stanley	9/30/20	19,449
CHF	295,896	USD	314,031	UBS AG	9/30/20	(887)
USD	5,423,800	CHF	5,124,216	UBS AG	9/30/20	878
EUR	850,049	USD	956,455	Credit Suisse AG	9/30/20	478
USD	20,402,478	EUR	18,078,008	Credit Suisse AG	9/30/20	51,374
GBP	444,190	USD	551,853	JPMorgan Chase Bank N.A.	9/30/20	(1,170)
USD	19,183,863	GBP	15,372,917	JPMorgan Chase Bank N.A.	9/30/20	125,342
USD	599,704	GBP	484,560	JPMorgan Chase Bank N.A.	9/30/20	(1,026)
JPY	16,064,179	USD	150,020	Bank of America N.A.	9/30/20	(1,057)
JPY	16,709,823	USD	156,136	Bank of America N.A.	9/30/20	(1,186)
JPY	14,975,810	USD	139,678	Bank of America N.A.	9/30/20	(808)
JPY	14,250,499	USD	132,251	Bank of America N.A.	9/30/20	(106)
USD	4,357,486	JPY	463,950,292	Bank of America N.A.	9/30/20	55,285
USD	5,478,937	NOK	52,528,208	Goldman Sachs & Co.	9/30/20	19,788
USD	149,522	NOK	1,450,261	Goldman Sachs & Co.	9/30/20	(1,200)
						$265,874

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	14,983,640	5,779,386	—
Electrical Equipment	44,622,974	6,171,146	—
Food and Staples Retailing	7,959,480	11,921,317	—
Food Products	35,519,685	6,670,705	—
Health Care Equipment and Supplies	38,189,133	3,149,273	—
Hotels, Restaurants and Leisure	—	7,528,410	—
Machinery	22,337,786	7,641,646	—
Paper and Forest Products	—	8,673,212	—
Wireless Telecommunication Services	—	7,797,564	—
Other Industries	505,172,691	—	—
Exchange-Traded Funds	22,256,837	—	—
Temporary Cash Investments	60,818	15,649,038	—
	691,103,044	80,981,697	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	273,314	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,440	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.